Short-term trade and other payables about other non trade payables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	€ 500	€ 198
Payments to suppliers for goods and services	172
Trade payables [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables		23
Increase decrease in trade and other current payables other	87	53
Trade payables [Member] | Trade payables sent for reverse factoring [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	53	35
Trade payables [Member] | Construction division [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables	43
Trade payables [Member] | Energy Division [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables	23
Work certified in advance [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	323	77
Work certified in advance [Member] | Construction division [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	280
Advance payments [Member]
Disclosure of short term trade and other payables [Line Items]
Increase decrease in trade and other current payables other	€ 6	€ (14)